Cost Of Sales - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Additional information [abstract]
Cost of inventories recorded in cost of sales	$ 6,664.6	$ 4,930.5